Income Taxes - Schedule of Income Tax Expense at the Swiss Statutory Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Net income / (loss) before income tax	$ 2,525	$ (4,821)	$ (9,196)
Statutory tax rate	25.00%	26.50%	28.00%
Expected income tax (expense) / recovery	$ (631)	$ 1,278	$ 2,575
Change in valuation allowance	2,185	660	(1,940)
Change of tax loss carryforwards	(41)	(382)	(635)
Add back of loss carryforwards used for the debt remission	1,342
Permanent difference	390	(1,562)	(5)
Income tax (expense) / recovery	$ 3,245	(6)	(5)
Permanent differences		$ (1,556)